Taxation (Tax Holiday Effect) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION [Abstract]
Tax holiday effect	$ (22,072)	$ (18,961)	$ (6,282)
Basic net loss per share effect	$ (0.69)	$ (0.56)	$ (0.18)